Loans (Loan Balances) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	$ 184,129	$ 175,707
Commercial	40,346	33,089
Consumer	55	103
Total	224,530	208,899
Allowance for loan losses	(740)	(923)
Net deferred loan origination fees and costs	(4)	20
Loans receivable, net	223,786	207,996
One-to-four-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	90,567	90,177
Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	28,659	25,771
Non-residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	56,076	50,655
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	174	935
Home equity and second mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	$ 8,653	$ 8,169